Financial Risk Management - Summary of Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gain on foreign currency derivatives-net	€ (15)	€ (46)	€ (37)
Unrealized gain on foreign currency derivatives-net	17	40	(10)
Realized gain/(loss) in ineffective portion of derivatives	0	0	0
Derivatives that do not qualify for hedge accounting [member] | Other gains and losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gain on foreign currency derivatives-net	(19)	(46)	(37)
Unrealized gain on foreign currency derivatives-net	16	40	€ (10)
Derivatives that qualify for hedge accounting [member] | Other gains and losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gain on foreign currency derivatives-net	3
Derivatives that qualify for hedge accounting [member] | Revenue [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gain on foreign currency derivatives-net	1
Unrealized gain on foreign currency derivatives-net	1
Derivatives that qualify for hedge accounting [member] | Other comprehensive income (loss) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain on foreign currency derivatives-net	48	€ (27)
Gain/loss reclassified from cash flow hedge reserve to profit and loss	€ (2)